December 2, 2019

BNY MELLON STOCK FUNDS

BNY Mellon International Core Equity Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of portfolio managers who are members of the Global Equity team at Mellon Investments Corporation (Mellon).  The team members who are jointly and primarily responsible for managing the fund's portfolio are James A. Lydotes and Chris Yao, CFA.  Messrs. Lydotes and Yao have been primary portfolio managers of the fund since November 2015 and December 2019, respectively.  Mr. Lydotes is a managing director, portfolio manager and senior research analyst for the Global Equity team at Mellon.  Mr. Yao is head of Equity Quantitative research at Mellon.

The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of portfolio managers who are members of the Global Equity team at Mellon.  The team members who are jointly and primarily responsible for managing the fund's portfolio are James A. Lydotes and Chris Yao, CFA.  Messrs. Lydotes and Yao have been primary portfolio managers of the fund since November 2015 and December 2019, respectively.  Mr. Lydotes is a managing director, portfolio manager and senior research analyst for the Global Equity team at Mellon.  He has been employed by Mellon or a predecessor company since 2005.  Mr. Yao is head of Equity Quantitative research at Mellon.  He has been employed by Mellon or a predecessor company since 2006.

720STK1219

December 2, 2019

BNY MELLON STOCK FUNDS

BNY Mellon International Small Cap Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

The fund is managed by a team of portfolio managers who are members of the Global Equity team at Mellon Investments Corporation (Mellon).  The team members who are jointly and primarily responsible for managing the fund's portfolio are James A. Lydotes and Chris Yao, CFA.  Messrs. Lydotes and Yao have been primary portfolio managers of the fund since January 2015 and December 2019, respectively.  Mr. Lydotes is a managing director, portfolio manager and senior research analyst for the Global Equity team at Mellon.  Mr. Yao is head of Equity Quantitative research at Mellon.

The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Investment decisions for the fund are made by a team of portfolio managers who are members of the Global Equity team at Mellon.  The team members who are jointly and primarily responsible for managing the fund's portfolio are James A. Lydotes and Chris Yao, CFA.  Messrs. Lydotes and Yao have been primary portfolio managers of the fund since January 2015 and December 2019, respectively.  Mr. Lydotes is a managing director, portfolio manager and senior research analyst for the Global Equity team at Mellon.  He has been employed by Mellon or a predecessor company since 2005.  Mr. Yao is head of Equity Quantitative research at Mellon.  He has been employed by Mellon or a predecessor company since 2006.

4006STK1219

December 2, 2019

BNY MELLON STRATEGIC FUNDS, INC.

BNY Mellon Active MidCap Fund ("BNYMAMCF")

BNY MELLON STOCK FUNDS

BNY Mellon International Core Equity Fund ("BNYMICEF")

BNY Mellon International Small Cap Fund ("BNYMISCF")

Supplement to Current Statement of Additional Information

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled "Certain Portfolio Manager Information":

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage.

Primary Portfolio Manager	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
Adam Logan[1]	3	$206M	None	N/A	None	N/A
Chris Yao[2]	13	$6.7B	None	N/A	None	N/A

1    Because Mr. Logan became a primary portfolio manager of BNYMAMCF as of December 2, 2019, his information is as of October 31, 2019.

2   Because Mr. Yao became a primary portfolio manager of BNYMAMCF, BNYMICEF, and BNYMSCF as of December 2, 2019, his information is as of October 31, 2019.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
Adam Logan	None	None	None
Chris Yao	None	None	None

The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, except if otherwise indicated.

Primary Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Adam Logan[1]	BNYMAMCF	None
Chris Yao[2]	BNYMAMCF	None
	BNYMICEF	None
	BNYMISCF	None

1    Because Mr. Logan became a primary portfolio manager of BNYMAMCF as of December 2, 2019, his information is as of October 31, 2019.

2   Because Mr. Yao became a primary portfolio manager of BNYMAMCF, BNYMICEF, and BNYMSCF as of December 2, 2019, his information is as of October 31, 2019.

GRP3-SAISTK-1219